Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Indefinite-lived intangible assets:
Trade names	¥ 69,321	¥ 78,252
Asset management contracts	141,069	146,981
Others	4,192	3,847
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	214,582	229,080
Intangible assets subject to amortization:
Software	119,666	111,767
Customer relationships	137,923	130,971
Others	88,189	92,306
Finite-Lived Intangible Assets, Gross, Total	345,778	335,044
Accumulated amortization	(155,868)	(137,026)
Net	189,910	198,018
Intangible Assets, Net (Excluding Goodwill), Total	¥ 404,492	¥ 427,098